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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO 80206
                 -------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Ammann
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Robert T. Ammann           Denver, Colorado     February   , 2008
   -------------------------------    ------------------   -------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 51
                                        --------------------

Form 13F Information Table Value Total: $95,637
                                        --------------------
                                            (thousands)

We omitted confidential information from this public form 13F report and filed it separately with the Securities and Exchange Commission requesting that the SEC grant our confidentiality request.

List of Other Included Managers: None.

                                        2
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                           FORM 13F INFORMATION TABLE
                                       13F
                                    12/31/08

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      Column 1       Column 2  Column 3   Column 4              Column 5             Column 6     Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
                      Title                           Shares or PRN                 Investment                    Voting Authority
   Name of Issuer    of Class   Cusip   Value(x$1000)    Amount     SH/PRN Put/Call Discretion Other Managers   Sole    Shared None
------------------------------------------------------------------------------------------------------------------------------------
ACACIA RSRCH-TECHLGY COM      3881307             916       301,418 SH              Sole                        301,418
AMER ECOLOGY         COM      25533407          2,933       145,000 SH              Sole                        145,000
AMER SCIENCE & ENGNR COM      29429107          2,572        34,781 SH              Sole                         34,781
AVOCENT              COM      53893103          2,239       125,000 SH              Sole                        125,000
BALCHEM              COM      57665200          3,523       141,438 SH              Sole                        141,438
BEACON ROOFING SPPLY COM      73685109          2,776       200,000 SH              Sole                        200,000
BRIGHTPOINT          COM      109473405         1,894       435,479 SH              Sole                        435,479
COMTECH TELECOMM     COM      205826209         1,237        27,000 SH              Sole                         27,000
FREIGHTCAR AMERICA   COM      357023100         2,859       156,500 SH              Sole                        156,500
INSPIRE PHARM        COM      457733103         1,839       510,863 SH              Sole                        510,863
KING PHARMACEUTICALS COM      495582108         2,814       265,000 SH              Sole                        265,000
LIVEPERSON           COM      538146101           316       173,531 SH              Sole                        173,531
MDC PARTNERS         CL A     552697104         1,314       432,400 SH              Sole                        432,400
MAGNETEK             COM      559424106           558       232,527 SH              Sole                        232,527
MIPS TECHNOLOGIES    COM      604567107           795       715,900 SH              Sole                        715,900
NVE                  COM      629445206         1,768        67,670 SH              Sole                         67,670
PERRIGO              COM      714290103           679        21,000 SH              Sole                         21,000
QUANTUM              COM      747906204           854     2,372,981 SH              Sole                      2,372,981
RC2                  COM      749388104         3,553       333,000 SH              Sole                        333,000
STEINWAY INSTRUMENTS COM      858495104           700        40,000 SH              Sole                         40,000
SUPERIOR ENERGY      COM      868157108         2,555       160,400 SH              Sole                        160,400
SURMODICS            COM      868873100         1,365        54,000 SH              Sole                         54,000
TEXAS ROADHOUSE      CL A     882681109         1,744       225,000 SH              Sole                        225,000
VNUS MED TECH        COM      928566108         2,785       171,700 SH              Sole                        171,700
WATERS               COM      941848103         1,833        50,000 SH              Sole                         50,000
EXACTECH             COM      30064E109         1,258        74,675 SH              Sole                         74,675
AXT                  COM      00246W103         1,106       819,218 SH              Sole                        819,218
ACTIVISION BLIZZARD  COM      00507V109           907       105,000 SH              Sole                        105,000
ART TECHNOLOGY GROUP COM      04289L107         2,588     1,340,676 SH              Sole                      1,340,676
COINSTAR             COM      19259P300         2,470       126,602 SH              Sole                        126,602
DYNAMEX              COM      26784F103         2,246       152,240 SH              Sole                        152,240
ENDO PHARMACEUTICALS COM      29264F205         3,307       127,800 SH              Sole                        127,800
ENTROPIC COMMUNICATI COM      29384R105           523     1,046,649 SH              Sole                      1,046,649
EXPONENT             COM      30214U102         3,611       120,054 SH              Sole                        120,054
GSE SYSTEMS          COM      36227K106         1,722       291,925 SH              Sole                        291,925
GAIAM                CL A     36268Q103         1,534       332,000 SH              Sole                        332,000
GENTIVA HEALTH SVCS  COM      37247A102         1,615        55,200 SH              Sole                         55,200
GREATBATCH           COM      39153L106         1,588        60,000 SH              Sole                         60,000
HERITAGE-CRYSTAL CLE COM      42726M106         1,776       153,134 SH              Sole                        153,134
ICF INTERNATIONAL    COM      44925C103         3,079       125,300 SH              Sole                        125,300
ICU MEDICAL          COM      44930G107         1,326        40,000 SH              Sole                         40,000
MARVEL ENTERTAINMENT COM      57383T103         1,691        55,000 SH              Sole                         55,000
MATRIXX INITIATIVES  COM      57685L105         3,758       227,895 SH              Sole                        227,895
OPLINK COMMUNIC      COM      68375Q403         1,457       169,400 SH              Sole                        169,400
PSYCHIATRIC SOLUTNS  COM      74439H108         1,986        71,300 SH              Sole                         71,300
REAL GOODS SOLAR     CL A     75601N104           164        45,000 SH              Sole                         45,000
RUBICON TECHNOLOGY   COM      78112T107           582       136,544 SH              Sole                        136,544
S&P DEPOSITARY RECPT UNIT     78462F103         2,834        31,400 SH              Sole                         31,400
SPDR S&P RETAIL      UNIT     78464A714         3,432       168,500 SH              Sole                        168,500
WEB.COM GROUP        COM      94733A104         1,464       400,067 SH              Sole                        400,067
AMDOCS               COM      G02602103         1,193        65,200 SH              Sole                         65,200

Confidential information